Trade and other payables (Schedule of detailed information about trade and other payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 104,598	$ 68,742
Accruals and payables	72,698	80,375
Accrued interest	30,766	34,603
Exploration and evaluation payables	1,351	884
Statutory payables	23,734	7,800
Trade and other payables	$ 233,147	$ 192,404